Summary of Aggregate Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposit Liabilities [Line Items]
Non-interest bearing DDA		$ 36,324	$ 34,047
NOW		75,524	80,282
Money market		41,907	34,560
Regular savings		55,026	50,793
Certificates and time deposits, $100,000 and over		38,201	50,264
Other certificates and time deposits		54,119	59,134
Total deposits	$ 307,430	$ 301,101	$ 309,080